Nature of Operations and Summary of Significant Accounting Policies (Narrative) (Details) (USD $)	0 Months Ended	12 Months Ended
	Apr. 15, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Nature Of Operations And Summary Of Accounting Policies [Line Items]
Cash, Uninsured Amount		$ 1,300,000
LIFO Inventory Amount		8,400,000	5,300,000
Inventories higher than those reported		3,200,000	3,800,000	4,400,000
Temporary LIFO liquidation gain inventory		0	500,000	0
Capitalized interest expense		117,900	86,500	121,700
Accounts payable related to property, plant and equipment		157,126	86,264	12,495
Prepayments		500,000	1,200,000
Billed retainage expected to be collected within 1 year		170,000	129,000
Unbilled revenue in accounts receivable		1,231,000	802,000
Unbilled revenue, not currently billable retainage amount		526,000	125,000
Weighted average number of shares outstanding		4,013,634	4,033,817	4,020,411
Aggregate consideration paid	5,000,000
Consideration paid in cash	1,400,000
Number of shares issued	105,750
Fair value of Monarch stock given 105,750 shares at $26.00 per share	2,700,000
Share Price	$ 26.00
Price allocation, note payable	900,000
Maximum [Member]
Nature Of Operations And Summary Of Accounting Policies [Line Items]
Percentage of retainage		10.00%
Minimum [Member]
Nature Of Operations And Summary Of Accounting Policies [Line Items]
Percentage of retainage		5.00%
Farm Income [Member]
Nature Of Operations And Summary Of Accounting Policies [Line Items]
Other nonoperating income		149,000		154,500
Sale Of Nonoperating Asset [Member]
Nature Of Operations And Summary Of Accounting Policies [Line Items]
Other nonoperating income				700,000
Scrap Sales [Member]
Nature Of Operations And Summary Of Accounting Policies [Line Items]
Other nonoperating income			150,000	51,000
Kay Concrete [Member]
Nature Of Operations And Summary Of Accounting Policies [Line Items]
Revenue, Kay Concrete			3,000,000
Earnings, Kay Concrete			(500,000)
Cement Business [Member]
Nature Of Operations And Summary Of Accounting Policies [Line Items]
Individual stop loss		200,000
Ready-Mixed Concrete Business [Member]
Nature Of Operations And Summary Of Accounting Policies [Line Items]
Individual stop loss		$ 100,000